Pension And Other Postretirement Benefits (Schedule Of Expected Pension Benefit Payments) (Details) (Pension Benefits [Member], USD $)	Dec. 31, 2013
Pension Benefits [Member]
2014	$ 2,436,442
2015	2,501,315
2016	2,698,881
2017	2,702,346
2018	2,821,445
Five fiscal years ending December 31, 2023	$ 14,610,314